Share-based payments - Additional information (Details)	12 Months Ended
	Sep. 30, 2021 € / shares	Sep. 30, 2021 $ / shares	Sep. 30, 2020 € / shares	Sep. 30, 2019 € / shares	Dec. 31, 2018 € / shares
Share-based payments
Weighted average exercise price | (per share)	€ 0.0001	$ 0.0001	€ 0.0001	€ 0.0001	€ 0.0001
Weighted average remaining contractual life	4 years